Basis of preparation and accounting policies - Exchange rates applied (Details)	12 Months Ended
	Dec. 31, 2019 $ / ₫	Dec. 31, 2019 $ / ₫ $ / ฿	Dec. 31, 2019 $ / ₫ $ / $	Dec. 31, 2019 $ / ₫ $ / RM	Dec. 31, 2019 $ / ₫ $ / Rp	Dec. 31, 2019 $ / ₫ $ / $	Dec. 31, 2019 $ / ₫ $ / £	Dec. 31, 2019 $ / ₫ $ / ¥	Dec. 31, 2018 $ / ₫	Dec. 31, 2018 $ / ₫ $ / ฿	Dec. 31, 2018 $ / ₫ $ / $	Dec. 31, 2018 $ / ₫ $ / RM	Dec. 31, 2018 $ / ₫ $ / Rp	Dec. 31, 2018 $ / ₫ $ / $	Dec. 31, 2018 $ / ₫ $ / £	Dec. 31, 2018 $ / ₫ $ / ¥	Dec. 31, 2017 $ / ₫	Dec. 31, 2017 $ / ₫ $ / ฿	Dec. 31, 2017 $ / ₫ $ / $	Dec. 31, 2017 $ / ₫ $ / RM	Dec. 31, 2017 $ / ₫ $ / Rp	Dec. 31, 2017 $ / ₫ $ / $	Dec. 31, 2017 $ / ₫ $ / £	Dec. 31, 2017 $ / ₫ $ / ¥	Dec. 31, 2019 $ / ฿	Dec. 31, 2019 $ / $	Dec. 31, 2019 $ / RM	Dec. 31, 2019 $ / Rp	Dec. 31, 2019 $ / $	Dec. 31, 2019 $ / £	Dec. 31, 2019 $ / ¥	Dec. 31, 2018 $ / ฿	Dec. 31, 2018 $ / $	Dec. 31, 2018 $ / RM	Dec. 31, 2018 $ / Rp	Dec. 31, 2018 $ / $	Dec. 31, 2018 $ / £	Dec. 31, 2018 $ / ¥	Dec. 31, 2017 $ / ฿	Dec. 31, 2017 $ / $	Dec. 31, 2017 $ / RM	Dec. 31, 2017 $ / Rp	Dec. 31, 2017 $ / $	Dec. 31, 2017 $ / £	Dec. 31, 2017 $ / ¥	Dec. 31, 2016 $ / ₫	Dec. 31, 2016 $ / ฿	Dec. 31, 2016 $ / $	Dec. 31, 2016 $ / RM	Dec. 31, 2016 $ / Rp	Dec. 31, 2016 $ / $	Dec. 31, 2016 $ / £	Dec. 31, 2016 $ / ¥
Basis of preparation and accounting policies
Closing rate	23,172.50	23,172.50	23,172.50	23,172.50	23,172.50	23,172.50	23,172.50	23,172.50	23,195.00	23,195.00	23,195.00	23,195.00	23,195.00	23,195.00	23,195.00	23,195.00	22,708.16	22,708.16	22,708.16	22,708.16	22,708.16	22,708.16	22,708.16	22,708.16	29.75	1.34	4.09	13,882.50	7.79	0.75	6.97	32.56	1.36	4.13	14,380.00	7.83	0.79	6.87	32.59	1.34	4.05	13,567.00	7.82	0.74	6.51	22,770.08	35.81	1.44	4.49	13,471.96	7.75	0.81	6.95
Average rate	23,227.64	31.05	1.36	4.14	14,140.84	7.84	0.78	6.91	23,017.17	32.30	1.35	4.03	14,220.82	7.84	0.75	6.61	22,716.82	33.91	1.38	4.30	13,383.03	7.79	0.78	6.76